Note 4 - Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Accumulated Other Comprehensive (Loss) Income

The following table presents the changes in accumulated other comprehensive (loss) income by component, net of tax, for the years ended December 31, 2022 and 2021 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2022	2021
Balance beginning of the year	$23	$118

Other comprehensive (loss) income before reclassifications	(47)	191
Amount reclassified from accumulated other comprehensive (loss) income	-	(286)
Total other comprehensive loss	(47)	(95)
Balance end of the year	$(24)	$23

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(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the years ended December 32, 2022 and 2021 (in thousands):

Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive (Loss) Income(1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2022	2021
Sale of securities available for sale	$-	$362	Gain on sales of investment securities
Tax effect	-	(76)	Income taxes
Total reclassification for the period	$-	$286

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(1)         Amounts in parentheses indicate debits.